Note 24 - Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Earnings per share [text block]
(US dollars in thousands)	2018	2017	2016
Profit/(loss) for the year	(27,879)	5,581	(281)

Weighted average number of shares in issue (‘000s)	13,557	7,624	5,514

Basic earnings/(loss) per share (dollars)	(2.06)	0.73	(0.05)
Diluted earnings/(loss) per share (dollars)	(2.06)	0.73	(0.05)